Property, Plant And Equipment (Schedule Of Future Aggregate Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
2014	$ 4,994
2015	4,219
2016	2,519
2017	1,472
2018 and thereafter	1,749
Total	$ 14,953